Subsequent Event (Details) - Subsequent Event [Member]	Jul. 02, 2024 USD ($) $ / shares shares
Subsequent Event (Details) [Line Items]
Issuance of share options | shares	6,900,000
Interest rate | $	$ 3
Exercise price | $ / shares	$ 1.92